Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001866226
Document Type	S-1
Entity Registrant Name	EVOLUTION METALS & TECHNOLOGIES CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1006702
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false